Commitments and contractual obligations - Summary of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 1,247,163
2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	11,616
2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	92,925
2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	79,403
2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	74,099
2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	989,120
Debt - Senior Notes
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Debt - Senior Notes | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - Senior Notes | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - Senior Notes | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - Senior Notes | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - Senior Notes | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Debt - Term Facility
Disclosure of contingent liabilities [line items]
Contractual capital commitments	470,247
Debt - Term Facility | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - Term Facility | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	82,183
Debt - Term Facility | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	70,687
Debt - Term Facility | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	70,687
Debt - Term Facility | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	246,690
Purchase obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,413
Purchase obligations | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	960
Purchase obligations | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,225
Purchase obligations | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	227
Purchase obligations | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1
Purchase obligations | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Leases
Disclosure of contingent liabilities [line items]
Contractual capital commitments	21,886
Leases | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,585
Leases | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,905
Leases | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	3,382
Leases | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,511
Leases | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	6,503
Asset retirement obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	252,617
Asset retirement obligations | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,071
Asset retirement obligations | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,612
Asset retirement obligations | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,107
Asset retirement obligations | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,900
Asset retirement obligations | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 235,927